Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
9.	Inventories

	12.31.2017	12.31.2016
Crude oil	3,647	3,524
Oil products	2,814	2,649
Intermediate products	613	700
Natural gas and LNG (*)	67	134
Biofuels	173	211
Fertilizers	25	26

Total products	7,339	7,244
Materials, supplies and others	1,150	1,243

Total	8,489	8,487

Current	8,489	8,475
Non-current	—	12

(*)	Liquefied Natural Gas

In 2017, the Company recognized as cost of sales US$ 66 reducing inventories to net realizable value (US$ 343 in 2016).

In 2017, the Company had pledged crude oil and oil products volumes as collateral for the Terms of Financial Commitment (TFC) signed by Petrobras and Petros in 2008, in the amount of US$ 4,067 (US$ 1,979 as of December 31, 2016), as set out in note 22. In the third quarter of 2017, the amount of collateral was revised and updated in order to reflect the increase in commitments undertaken under the TCF.